Supplement dated September 17, 2009,

supplementing the Statement of Additional Information,

dated May 1, 2009,

as may be revised or supplemented from time to time

of Hansberger International Series.

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Telephone No. 800-414-6927

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the Prospectus and SAI.

Effective immediately, the following is hereby added following the eighteenth word of the second sentence of the fifth paragraph within the section “Portfolio Holdings”:

Deloitte & Touche Tax Consulting Co., Ltd. (daily disclosure of securities trades of Taiwan based issuers, provided the next business day) for the purpose of performing certain duties for compliance with Taiwan’s tax laws;

Effective immediately, Robert Krantz is no longer an officer of the Hansberger International Series. All references to Robert Krantz are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.